Schedule of Total Grant Income (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred Income Schedule Of Total Grant Income 1		882
Deferred Income Schedule Of Total Grant Income 2		211
Deferred Income Schedule Of Total Grant Income 3		524
Deferred Income Schedule Of Total Grant Income 4	84
Deferred Income Schedule Of Total Grant Income 5		374
Deferred Income Schedule Of Total Grant Income 6		1,374
Deferred Income Schedule Of Total Grant Income 7		374
Deferred Income Schedule Of Total Grant Income 8	60
Deferred Income Schedule Of Total Grant Income 9		1,256
Deferred Income Schedule Of Total Grant Income 10		1,585
Deferred Income Schedule Of Total Grant Income 11		898
Deferred Income Schedule Of Total Grant Income 12	$ 144